Consolidated Statements of Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock (at cost) [Member]	Total Nucor Stockholders' Equity [Member]	Noncontrolling Interests [Member]
BALANCES, beginning of period at Dec. 31, 2013	$ 8,314,422	$ 151,010	$ 1,843,353	$ 7,512,922	$ 9,080	$ (1,498,114)	$ 8,018,251	$ 296,171
BALANCES, shares at beginning of period at Dec. 31, 2013		377,525				59,197
Net earnings	778,564			679,337			679,337	99,227
Other comprehensive income (loss)	(154,788)				(154,788)		(154,788)
Stock options exercised	$ 5,614	$ 54	5,560				5,614
Stock options exercised (in shares)	136	136
Stock option expense	$ 7,716		7,716				7,716
Issuance of stock under award plans, net of forfeitures	29,667	$ 173	26,009			$ 3,485	29,667
Issuance of stock under award plans, net of forfeitures, shares		431				(138)
Amortization of unearned compensation	718		718				718
Cash dividends	(476,172)			(476,172)			(476,172)
Distributions to noncontrolling interests	(63,705)							(63,705)
BALANCES, end of period at Dec. 31, 2014	8,442,036	$ 151,237	1,883,356	7,716,087	(145,708)	$ (1,494,629)	8,110,343	331,693
BALANCES, shares at end of period at Dec. 31, 2014		378,092				59,059
Net earnings	193,030			80,724			80,724	112,306
Other comprehensive income (loss)	(205,654)				(205,654)		(205,654)
Stock options exercised	$ 424	$ 4	420				424
Stock options exercised (in shares)	10	10
Stock option expense	$ 7,433		7,433				7,433
Issuance of stock under award plans, net of forfeitures	30,120	$ 185	26,929			$ 3,006	30,120
Issuance of stock under award plans, net of forfeitures, shares		464				(119)
Amortization of unearned compensation	832		832				832
Treasury stock value acquired	(66,505)					$ (66,505)	(66,505)
Treasury stock shares acquired						1,664
Cash dividends	(479,901)			(479,901)			(479,901)
Distributions to noncontrolling interests	(71,938)							(71,938)
BALANCES, end of period at Dec. 31, 2015	7,849,877	$ 151,426	1,918,970	7,316,910	(351,362)	$ (1,558,128)	7,477,816	372,061
BALANCES, shares at end of period at Dec. 31, 2015		378,566				60,604
Net earnings	900,416			796,271			796,271	104,145
Other comprehensive income (loss)	33,519				33,519		33,519
Stock options exercised	$ 15,670	$ 160	15,510				15,670
Stock options exercised (in shares)	400	400
Stock option expense	$ 7,833		7,833				7,833
Issuance of stock under award plans, net of forfeitures	35,953	$ 148	32,118			$ 3,687	35,953
Issuance of stock under award plans, net of forfeitures, shares		368				(143)
Amortization of unearned compensation	843		843				843
Treasury stock value acquired	(5,173)					$ (5,173)	(5,173)
Treasury stock shares acquired						136
Cash dividends	(482,265)			(482,265)			(482,265)
Distributions to noncontrolling interests	(99,588)							(99,588)
Other	(2,377)		(602)				(602)	(1,775)
BALANCES, end of period at Dec. 31, 2016	$ 8,254,708	$ 151,734	$ 1,974,672	$ 7,630,916	$ (317,843)	$ (1,559,614)	$ 7,879,865	$ 374,843
BALANCES, shares at end of period at Dec. 31, 2016		379,334				60,597